Fixed Assets (Details) - Schedule of Changes in Value of Property, Plant, and Equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balances	$ 813,727	$ 776,282
Additions	84,659	63,161
Disposals	(84,389)	(24,295)
Impairment due to damage	0	(1,041)
Other	(12)	(380)
Balances	813,985	813,727
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Balances	327,607	318,881
Additions	29,820	26,515
Disposals	(61,371)	(8,967)
Impairment due to damage	0	(1,041)
Other	(4,346)	(7,781)
Balances	291,710	327,607
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balances	14,020	14,631
Additions	0	0
Disposals	(2,677)	(493)
Impairment due to damage	0	0
Other	0	(118)
Balances	11,343	14,020
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balances	371,128	343,038
Additions	42,722	29,404
Disposals	(6,119)	(10,446)
Impairment due to damage	0	0
Other	(31,749)	9,132
Balances	375,982	371,128
Other
Reconciliation of changes in property, plant and equipment [abstract]
Balances	100,972	99,732
Additions	12,117	7,242
Disposals	(14,222)	(4,389)
Impairment due to damage	0	0
Other	36,083	(1,613)
Balances	$ 134,950	$ 100,972